Employee Benefit Plans (Details 4) (USD $)	12 Months Ended
Jan. 03, 2015
Stock options
Stock-based compensation plans disclosures
Stock Options Outstanding, Number Of Shares	428,000
Stock Options Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 79.24
Stock Options Outstanding, Weighted- Average Remaining Contractual Term	5 years 7 months 6 days
Stock Options Exercisable, Number Of Shares	373,000
Stock Options Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 72.29
Stock appreciation rights
Stock-based compensation plans disclosures
Stock Appreciation Rights Outstanding, Number Of Shares	235,000
Stock Appreciation Rights Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 95.68
Stock Appreciation Rights Outstanding, Weighted- Average Remaining Contractual Term	5 years 7 months 6 days
Stock Appreciation Rights Exercisable, Number Of Shares	106,000
Stock Appreciation Rights Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 77.52
Range Of Exercise Prices $13.65 - $21.51 | Stock options
Stock-based compensation plans disclosures
Stock Options Outstanding, lower range (in dollars per share)	$ 13.65
Stock Options Outstanding, upper range (in dollars per share)	$ 21.51
Stock Options Outstanding, Number Of Shares	56,000
Stock Options Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 15.09
Stock Options Outstanding, Weighted- Average Remaining Contractual Term	3 years 7 months 6 days
Stock Options Exercisable, Number Of Shares	56,000
Stock Options Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 15.09
Range Of Exercise Prices $13.65 - $21.51 | Stock appreciation rights
Stock-based compensation plans disclosures
Stock Appreciation Rights Outstanding, lower range (in dollars per share)	$ 13.65
Stock Appreciation Rights Outstanding, upper range (in dollars per share)	$ 21.51
Stock Appreciation Rights Outstanding, Number Of Shares	18,000
Stock Appreciation Rights Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 13.65
Stock Appreciation Rights Outstanding, Weighted- Average Remaining Contractual Term	2 years 1 month 6 days
Stock Appreciation Rights Exercisable, Number Of Shares	18,000
Stock Appreciation Rights Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 13.65
Range Of Exercise Prices $25.77 - $42.76 | Stock options
Stock-based compensation plans disclosures
Stock Options Outstanding, lower range (in dollars per share)	$ 25.77
Stock Options Outstanding, upper range (in dollars per share)	$ 42.76
Stock Options Outstanding, Number Of Shares	103,000
Stock Options Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 34.94
Stock Options Outstanding, Weighted- Average Remaining Contractual Term	3 years 8 months 12 days
Stock Options Exercisable, Number Of Shares	103,000
Stock Options Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 34.94
Range Of Exercise Prices $25.77 - $42.76 | Stock appreciation rights
Stock-based compensation plans disclosures
Stock Appreciation Rights Outstanding, lower range (in dollars per share)	$ 25.77
Stock Appreciation Rights Outstanding, upper range (in dollars per share)	$ 42.76
Stock Appreciation Rights Outstanding, Number Of Shares	17,000
Stock Appreciation Rights Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 35.69
Stock Appreciation Rights Outstanding, Weighted- Average Remaining Contractual Term	2 years 6 months
Stock Appreciation Rights Exercisable, Number Of Shares	17,000
Stock Appreciation Rights Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 35.68
Range Of Exercise Prices $43.92 - $67.10 | Stock options
Stock-based compensation plans disclosures
Stock Options Outstanding, lower range (in dollars per share)	$ 43.92
Stock Options Outstanding, upper range (in dollars per share)	$ 67.10
Stock Options Outstanding, Number Of Shares	5,000
Stock Options Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 43.92
Stock Options Outstanding, Weighted- Average Remaining Contractual Term	3 years
Stock Options Exercisable, Number Of Shares	5,000
Stock Options Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 43.92
Range Of Exercise Prices $43.92 - $67.10 | Stock appreciation rights
Stock-based compensation plans disclosures
Stock Appreciation Rights Outstanding, lower range (in dollars per share)	$ 43.92
Stock Appreciation Rights Outstanding, upper range (in dollars per share)	$ 67.10
Stock Appreciation Rights Outstanding, Number Of Shares	3,000
Stock Appreciation Rights Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 67.10
Stock Appreciation Rights Outstanding, Weighted- Average Remaining Contractual Term	5 years 6 months
Stock Appreciation Rights Exercisable, Number Of Shares	2,000
Stock Appreciation Rights Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 67.10
Range Of Exercise Prices $69.53 - $106.40 | Stock options
Stock-based compensation plans disclosures
Stock Options Outstanding, lower range (in dollars per share)	$ 69.53
Stock Options Outstanding, upper range (in dollars per share)	$ 106.40
Stock Options Outstanding, Number Of Shares	97,000
Stock Options Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 80.86
Stock Options Outstanding, Weighted- Average Remaining Contractual Term	6 years 3 months 18 days
Stock Options Exercisable, Number Of Shares	95,000
Stock Options Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 80.80
Range Of Exercise Prices $69.53 - $106.40 | Stock appreciation rights
Stock-based compensation plans disclosures
Stock Appreciation Rights Outstanding, lower range (in dollars per share)	$ 69.53
Stock Appreciation Rights Outstanding, upper range (in dollars per share)	$ 106.40
Stock Appreciation Rights Outstanding, Number Of Shares	70,000
Stock Appreciation Rights Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 93.62
Stock Appreciation Rights Outstanding, Weighted- Average Remaining Contractual Term	5 years 7 months 6 days
Stock Appreciation Rights Exercisable, Number Of Shares	39,000
Stock Appreciation Rights Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 87.56
Range Of Exercise Prices $106.89 - $131.46 | Stock options
Stock-based compensation plans disclosures
Stock Options Outstanding, lower range (in dollars per share)	$ 106.89
Stock Options Outstanding, upper range (in dollars per share)	$ 131.46
Stock Options Outstanding, Number Of Shares	167,000
Stock Options Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 128.10
Stock Options Outstanding, Weighted- Average Remaining Contractual Term	7 years 1 month 6 days
Stock Options Exercisable, Number Of Shares	114,000
Stock Options Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 128.10
Range Of Exercise Prices $106.89 - $131.46 | Stock appreciation rights
Stock-based compensation plans disclosures
Stock Appreciation Rights Outstanding, lower range (in dollars per share)	$ 106.89
Stock Appreciation Rights Outstanding, upper range (in dollars per share)	$ 131.46
Stock Appreciation Rights Outstanding, Number Of Shares	127,000
Stock Appreciation Rights Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 117.46
Stock Appreciation Rights Outstanding, Weighted- Average Remaining Contractual Term	6 years 6 months
Stock Appreciation Rights Exercisable, Number Of Shares	30,000
Stock Appreciation Rights Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 127.16